AB Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.9%
Long-Term Municipal Bonds – 93.9%
Alabama – 4.1%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The)) Series 2015 5.00%, 06/01/2028	$3,905	$3,988,340
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.25%, 01/01/2054	1,830	1,959,999
Series 2023-D 5.414% (SOFR + 1.85%), 06/01/2049(a)	2,500	2,504,251
Black Belt Energy Gas District (Royal Bank of Canada) Series 2021 4.00%, 06/01/2051	21,155	21,274,048
Series 2022-D 4.00%, 07/01/2052	2,555	2,565,580
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2025	2,110	2,139,262
Series 2021 4.00%, 02/01/2039	1,675	1,618,274
Southeast Alabama Gas Supply District/The (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	2,000	2,135,354
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,042,142
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	18,485	18,306,219
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,122,883
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	3,000	3,199,834

		62,856,186

Alaska – 0.3%
Alaska Housing Finance Corp. (Pre-refunded - Others) Series 2023 4.39%, 07/01/2026 (Pre-refunded/ETM)(b)	4,000	4,035,042

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	$1,335	$1,388,634
Series 2018 6.50%, 09/01/2028(b)	295	311,415
7.125%, 09/01/2038(b)	280	307,630

		2,007,679

Arizona – 1.9%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2030	935	962,484
5.00%, 11/01/2031	800	880,849
5.00%, 11/01/2032	650	715,940
5.00%, 11/01/2033	900	988,923
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2041	500	473,307
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c) (d) (e)	1,000	60,000
6.75%, 07/01/2030(c) (d) (e)	1,000	60,000
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2039	1,800	1,823,519
5.00%, 02/01/2026	1,200	1,248,090
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	5,000	5,174,038
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.542%, 07/01/2033	4,000	3,320,422
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2029	3,945	4,146,590
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	2,400	2,002,530
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(b)	1,500	1,503,673
State of Arizona Lottery Revenue (Pre-refunded - US Treasuries) Series 2019 5.00%, 07/01/2028 (Pre-refunded/ETM)	5,000	5,495,463

		28,855,828

	Principal Amount (000)	U.S. $ Value

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 7.38%, 07/01/2048(b)	$1,000	$1,076,146
City of Fayetteville AR Sales & Use Tax Revenue Series 2022 2.875%, 11/01/2032	1,000	995,332

		2,071,478

California – 9.0%
ARC70 II TRUST Series 2023 4.84%, 04/01/2065(e) (f)	4,936	4,989,978
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	2,000	2,139,432
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	4,925	5,206,602
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	1,125	1,206,985
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	3,315	2,674,803
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	995	848,323
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 3.95%, 01/01/2050(b)	8,910	8,910,764
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(b) (c) (d)	250	18,750
California State Public Works Board (State of California Department of Corrections & Rehabilitation Lease) Series 2018 5.00%, 05/01/2029	2,995	3,296,080
California State University Series 2021-B 2.374%, 11/01/2035	1,000	786,456

	Principal Amount (000)	U.S. $ Value

City of Los Angeles CA Series 2023 5.00%, 06/27/2024	$4,000	$4,030,831
City of Los Angeles Department of Airports Series 2019 5.00%, 05/15/2027	1,410	1,487,254
Series 2021 5.00%, 05/15/2035	4,000	4,472,626
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	2,000	1,528,232
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	3,200	2,579,229
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,300	1,847,774
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	2,000	1,435,693
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.348% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	5,000	4,487,945
San Diego County Regional Airport Authority Series 2021-B 4.00%, 07/01/2035	3,100	3,164,081
4.00%, 07/01/2036	8,395	8,487,525
4.00%, 07/01/2039	7,075	7,043,641
4.00%, 07/01/2040	8,655	8,546,091
4.00%, 07/01/2041	3,325	3,266,213
5.00%, 07/01/2030	2,785	3,057,747
San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2025	5,480	5,594,242
Series 2021-A 5.00%, 05/01/2031	3,275	3,639,847
5.00%, 05/01/2036	5,960	6,544,817
Series 2023-E 5.50%, 05/01/2040	5,000	5,696,614
State of California Series 2021 4.00%, 12/01/2024	2,655	2,680,225
5.00%, 10/01/2024	3,590	3,639,794
Series 2023 5.00%, 09/01/2037	10,000	11,914,520
5.10%, 03/01/2029	1,200	1,239,840
University of California
Series 2022-S 5.00%, 05/15/2024	6,000	6,035,342
5.00%, 05/15/2025	4,000	4,114,904

		136,613,200

	Principal Amount (000)	U.S. $ Value

Colorado – 3.3%
Arapahoe County School District No. 5 Cherry Creek (Arapahoe County School District No. 5 Cherry Creek COP) Series 2022 4.00%, 12/15/2038	$2,655	$2,767,305
City & County of Denver Co. Airport System Revenue Series 2022-A 5.00%, 11/15/2031	7,910	8,863,437
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2026	1,700	1,778,826
5.00%, 12/01/2028	2,090	2,249,916
5.00%, 12/01/2029	6,555	7,046,042
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	2,818,732
Series 2023 5.00%, 11/15/2058	5,280	5,709,040
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2030	1,015	1,104,614
5.00%, 08/01/2032	640	694,502
5.00%, 08/01/2033	750	812,749
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2019-B 4.00%, 01/01/2040	1,445	1,459,709
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2033	1,525	1,669,379
E-470 Public Highway Authority Series 2021-B 3.908% (SOFR + 0.35%), 09/01/2039(a)	2,000	1,995,379
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	1,873	1,555,825
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(b)	365	375,861
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	6,000	7,270,919

	Principal Amount (000)	U.S. $ Value

Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020-A 3.75%, 12/01/2040	$1,050	$924,683
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,000	1,037,036
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2024	260	263,815

		50,397,769

Connecticut – 2.7%
City of New Haven CT Series 2018-A 5.50%, 08/01/2035	1,920	2,086,803
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group (The)) Series 2022 4.00%, 07/01/2040	1,500	1,467,091
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2022 1.10%, 07/01/2049	8,000	7,780,472
Series 2023-A 2.80%, 07/01/2048	7,710	7,673,123
State of Connecticut Series 2014-A 5.00%, 03/01/2028 (Pre-refunded/ETM)	2,230	2,237,325
Series 2014-F 5.00%, 11/15/2026	1,275	1,292,856
Series 2015-B 5.00%, 06/15/2025	4,310	4,428,550
5.00%, 06/15/2028	2,840	2,916,635
Series 2016-A 5.00%, 03/15/2032	2,160	2,253,080
Series 2018-B 5.00%, 04/15/2028	1,440	1,576,673
State of Connecticut Special Tax Revenue Series 2020 5.00%, 05/01/2038	3,040	3,390,159
Series 2023-A 5.25%, 07/01/2042	3,000	3,491,364

		40,594,131

District of Columbia – 2.1%
District of Columbia (District of Columbia International School Obligated Group) Series 2019 5.00%, 07/01/2039	2,400	2,441,003

	Principal Amount (000)	U.S. $ Value

District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 08/31/2029	$4,765	$5,166,611
5.00%, 08/31/2030	5,025	5,512,531
5.00%, 02/29/2032	5,475	6,069,485
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2035(g)	3,750	4,533,775
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2026	3,065	3,197,191
Series 2021-A 4.00%, 10/01/2038	2,500	2,504,670
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2023 5.00%, 07/15/2040	2,540	2,911,281

		32,336,547

Florida – 3.9%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	2,500	2,195,937
Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 4.00%, 12/15/2025(b)	300	293,723
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.125%, 06/01/2042	2,400	2,488,485
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2025	4,500	4,615,421
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	2,600	2,457,049
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2024	5,000	5,027,399
5.00%, 06/01/2026	2,885	2,942,796
5.00%, 06/01/2027	4,515	4,604,495
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	115	86,778
Zero Coupon, 10/01/2031	140	101,235
Zero Coupon, 10/01/2032	100	69,290
Zero Coupon, 10/01/2033	115	76,095
Zero Coupon, 10/01/2034	125	78,900
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	8,000	8,890,945

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Mater Academy, Inc.) Series 2022-A 4.00%, 06/15/2042	$2,000	$1,797,178
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	500	460,032
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2033	4,000	4,189,080
Greater Orlando Aviation Authority (Pre-refunded - US Treasuries) Series 2017-A 5.00%, 10/01/2029 (Pre-refunded/ETM)	4,420	4,692,211
Hillsborough County Aviation Authority (Pre-refunded - US Treasuries) Series 2015-A 5.00%, 10/01/2044 (Pre-refunded/ETM)	10,000	10,097,783
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	974,280
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)	950	914,980
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnts) Series 2022 5.50%, 05/01/2053	2,720	2,798,294

		59,852,386

Georgia – 2.8%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2034	4,490	4,795,441
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2038	3,440	3,773,790
5.00%, 07/01/2042	6,830	7,385,049
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2025	1,650	1,685,660
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-A 4.00%, 09/01/2052	2,075	2,076,522
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-B 5.00%, 07/01/2053	8,000	8,482,011

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049	$2,000	$2,003,237
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	10,000	11,774,360

		41,976,070

Guam – 0.1%
Territory of Guam Series 2019 5.00%, 11/15/2031	125	129,956
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2025	865	883,049
Series 2021-F 5.00%, 01/01/2028	500	526,111

		1,539,116

Illinois – 5.1%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2027	1,200	1,246,917
Series 2019-B 5.00%, 12/01/2030	135	141,402
5.00%, 12/01/2031	265	276,903
5.00%, 12/01/2033	100	104,397
Series 2023 5.25%, 04/01/2033	1,375	1,578,451
5.25%, 04/01/2040	1,720	1,871,497
Chicago Housing Authority Series 2018-A 5.00%, 01/01/2034	2,500	2,665,030
5.00%, 01/01/2037	5,260	5,544,489
5.00%, 01/01/2038	1,000	1,049,000
Chicago O’Hare International Airport Series 2015-B 5.00%, 01/01/2029	5,000	5,074,465
Series 2016-C 5.00%, 01/01/2033	5,000	5,171,348
Series 2018-A 5.00%, 01/01/2037	1,000	1,053,346
Series 2022 4.00%, 01/01/2042	2,000	2,012,208
5.00%, 01/01/2028	680	720,869
5.00%, 01/01/2031	600	661,494
5.00%, 01/01/2042	3,850	4,106,372
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2024	1,630	1,631,056
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026	100	100,044

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2027	$100	$100,451
5.00%, 09/01/2029	100	100,625
5.00%, 09/01/2033	200	199,690
5.00%, 09/01/2034	100	99,105
Illinois Finance Authority (Washington and Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2040	9,375	7,182,368
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(b)	1,250	1,251,638
7.17%, 11/01/2038	125	127,892
Illinois State Toll Highway Authority Series 2021-A 5.00%, 01/01/2041	14,805	16,482,783
5.00%, 01/01/2043	6,700	7,400,222
State of Illinois Series 2014 5.00%, 05/01/2030	3,810	3,822,428
Series 2022-A 5.50%, 03/01/2042	2,945	3,306,738
Series 2022-B 5.25%, 10/01/2037	3,000	3,389,162

		78,472,390

Indiana – 2.5%
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	5,000	5,109,567
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(e)	2,305	1,732,885
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2033(g)	2,000	2,356,178
Indiana Finance Authority (Duke Energy Indiana LLC) Series 2022 3.75%, 03/01/2031	5,750	5,795,520
4.50%, 05/01/2035	7,555	7,676,158
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2035	1,210	1,183,475
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2037	1,000	870,349
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2021 0.70%, 12/01/2046	7,150	6,672,555
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	495	447,448

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2037	$5,000	$5,204,114
Indianapolis Local Public Improvement Bond Bank Series 2023 5.00%, 02/01/2043	1,030	1,151,843

		38,200,092

Iowa – 1.6%
Iowa Finance Authority Series 2022-E 4. 524% (SOFR + 0.80%), 01/01/2052(a)	8,000	7,938,746
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	2,275	2,132,597
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2034	500	520,835
4.00%, 06/01/2035	515	534,192
4.00%, 06/01/2037	1,000	1,020,227
4.00%, 06/01/2038	1,000	1,009,615
4.00%, 06/01/2040	500	500,123
5.00%, 06/01/2031	900	999,138
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	9,300	9,533,607

		24,189,080

Kansas – 0.1%
Kansas Development Finance Authority (Pre-refunded - US Treasuries) Series 2021 5.00%, 11/15/2054 (Pre-refunded/ETM)	720	790,851

Kentucky – 1.8%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026	180	184,222
5.00%, 02/01/2027	195	202,544
5.00%, 02/01/2030	125	135,421
5.00%, 02/01/2031	150	159,584
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	7,260	7,270,404
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 4.291% (CPI + 1.05%), 12/01/2049(a)	20,000	19,929,010

		27,881,185

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.8%
City of New Orleans LA Series 2021-A 5.00%, 12/01/2030	$1,910	$2,155,964
5.00%, 12/01/2035	2,680	2,991,606
Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034	1,800	1,922,145
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(b)	340	346,721
6.10%, 06/01/2038(b)	455	499,937
6.10%, 12/01/2040(b)	390	428,518
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 4.217% (SOFR + 0.50%), 05/01/2043(a)	4,060	3,974,254

		12,319,145

Maryland – 1.6%
County of Montgomery MD Series 2019-A 5.00%, 11/01/2026	5,925	6,304,013
Maryland Health & Higher Educational Facilities Authority (Stevenson University, Inc.) Series 2021 4.00%, 06/01/2039	500	471,514
State of Maryland Series 2017-B 5.00%, 08/01/2024	5,790	5,847,599
Series 2022-C 5.00%, 03/01/2026	11,500	12,041,456

		24,664,582

Massachusetts – 1.6%
Commonwealth of Massachusetts Series 2014-C 5.00%, 08/01/2024	7,000	7,070,676
Series 2020-B 5.00%, 07/01/2024	7,380	7,441,396
Series 2024-A 5.00%, 01/01/2040	2,000	2,313,671
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2037	2,250	2,469,060
5.00%, 07/01/2039	5,000	5,404,925

		24,699,728

Michigan – 1.4%
City of Detroit MI Series 2018 5.00%, 04/01/2035	750	779,104
5.00%, 04/01/2036	305	315,786

	Principal Amount (000)	U.S. $ Value

City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.346% (LIBOR 3 Month + 0.60%), 07/01/2032(a)	$2,605	$2,480,501
Michigan Finance Authority (City of Detroit MI) Series 2016-C 5.00%, 04/01/2026	1,000	1,041,438
5.00%, 04/01/2027	1,735	1,821,088
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D2 5.00%, 07/01/2024	10,545	10,605,725
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	1,869,450
Michigan Finance Authority (Michigan Finance Authority Drinking Water Revolving Fund) Series 2021 5.00%, 10/01/2026	1,250	1,323,578
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,000	916,940

		21,153,610

Minnesota – 0.7%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.21%, 01/01/2042(b) (h)	1,500	1,533,258
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(b)	370	370,276
5.66%, 07/01/2041(b)	1,000	1,004,289
Minneapolis-St Paul Metropolitan Airports Commission Series 2022-B 4.00%, 01/01/2038	4,250	4,251,265
5.00%, 01/01/2039	2,105	2,276,386
State of Minnesota Series 2022-B 5.00%, 08/01/2024	2,000	2,020,391

		11,455,865

Mississippi – 0.1%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2033(b)	1,000	1,045,261

	Principal Amount (000)	U.S. $ Value

Missouri – 0.9%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-B 4.00%, 05/01/2051	$11,975	$12,156,261
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	135	136,407
5.75%, 03/01/2027	120	122,713
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,675	1,559,574

		13,974,955

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031	1,925	2,005,182
5.00%, 02/15/2033	1,350	1,405,384

		3,410,566

Nebraska – 0.5%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	2,000	2,113,372
Central Plains Energy Project (Royal Bank of Canada) Series 2019 4.00%, 12/01/2049	6,115	6,138,380

		8,251,752

Nevada – 2.7%
Clark County School District Series 2021-A 4.00%, 06/15/2034	10,085	10,637,184
5.00%, 06/15/2027	3,500	3,743,230
Series 2021-B 5.00%, 06/15/2027	5,170	5,529,285
Las Vegas Valley Water District Series 2022-A 4.00%, 06/01/2036	5,000	5,321,084
4.00%, 06/01/2037	6,350	6,676,169
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(b)	1,630	1,650,647
Series 2024 4.00%, 01/01/2050(b)	940	940,011
Tahoe-Douglas Visitors Authority Series 2020 4.00%, 07/01/2027	1,200	1,199,978

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2029	$2,625	$2,756,644
5.00%, 07/01/2032	2,035	2,155,147
5.00%, 07/01/2035	805	848,325

		41,457,704

New Jersey – 5.4%
Federal Home Loan Mortgage Corp. Enhanced Receipt (FCR 2019-B) Series 2019-B, Class 1 3.87%, 11/15/2035(b)	12,339	11,499,916
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	2,000	2,007,515
New Jersey Economic Development Authority (Pre-refunded - US Treasuries) Series 2014-P 5.00%, 06/15/2029 (Pre-refunded/ETM)	1,150	1,156,424
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2039	550	554,604
4.00%, 07/01/2040	750	752,506
4.00%, 07/01/2041	835	836,796
5.00%, 07/01/2034	845	983,795
5.00%, 07/01/2035	400	463,378
5.00%, 07/01/2036	600	688,352
5.00%, 07/01/2037	600	680,245
5.00%, 07/01/2038	745	837,471
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,390	4,582,739
Series 2018-A 5.00%, 06/15/2028	4,170	4,352,367
5.00%, 06/15/2029	17,500	18,268,322
5.00%, 06/15/2030	1,500	1,565,523
5.00%, 06/15/2031	3,000	3,129,709
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2014-C 5.25%, 06/15/2032	2,960	2,996,270
Series 2023-B 5.00%, 06/15/2040	3,265	3,695,107
5.00%, 06/15/2043	1,250	1,391,643
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2028	4,785	4,810,284
Series 2017-A 5.00%, 01/01/2033	7,300	7,721,444
Series 2021-B 0.897%, 01/01/2025	1,000	965,396
1.713%, 01/01/2029	1,350	1,199,836

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2030	$4,750	$5,106,394
Series 2018-B 5.00%, 06/01/2046	2,260	2,298,636

		82,544,672

New Mexico – 0.1%
State of New Mexico Severance Tax Permanent Fund Series 2022-A 5.00%, 07/01/2031	1,000	1,169,514

New York – 8.7%
City of New York NY
Series 2020-A 5.00%, 08/01/2026	3,940	4,157,633
Series 2021 1.396%, 08/01/2027	3,120	2,826,978
Series 2021-A 4.00%, 08/01/2041	2,000	2,033,291
Series 2021-F 5.00%, 06/01/2044(h)	2,500	2,560,517
County of Nassau NY Series 2022-A 4.00%, 04/01/2042	2,205	2,235,343
Metropolitan Transportation Authority
Series 2016-A 5.00%, 11/15/2024	1,130	1,145,630
Series 2016-B 5.00%, 11/15/2027	1,370	1,431,785
Series 2017-B 5.00%, 11/15/2025	1,935	1,999,965
5.00%, 11/15/2026	555	585,803
Series 2017-C 5.00%, 11/15/2026	1,275	1,345,621
5.00%, 11/15/2027	1,745	1,872,399
5.00%, 11/15/2028	1,000	1,078,864
Series 2020-A 5.00%, 11/15/2045	5,120	5,528,099
Series 2020-E 4.00%, 11/15/2026	1,000	1,028,282
5.00%, 11/15/2028	4,000	4,362,339
Series 2021-D 3.888% (SOFR + 0.33%), 11/01/2035(a)	1,855	1,853,970
New York City Municipal Water Finance Authority Series 2023 5.00%, 06/15/2034	2,000	2,464,558
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	200	200,143
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,123,099
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034	2,000	1,604,045

	Principal Amount (000)	U.S. $ Value

2.252%, 03/15/2032	$2,000	$1,676,773
Series 2021-A 4.00%, 03/15/2039	1,000	1,025,856
Series 2022-A 4.00%, 03/15/2039	2,000	2,057,992
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2038	800	830,532
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2030	11,850	13,578,631
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029	37,115	42,055,199
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2042	1,610	1,686,059
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	345	345,030
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2028	2,265	2,446,635
5.00%, 06/01/2032	2,245	2,504,621
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	4,740	4,921,326
Series 2021-A 2.00%, 05/15/2045	2,945	2,826,291
2.591%, 05/15/2036	2,000	1,555,316
2.917%, 05/15/2040	1,000	745,896
Series 2022-A 5.00%, 08/15/2024	6,500	6,564,302
Series 2022-E 4.608% (SOFR + 1.05%), 04/01/2026(a)	6,000	5,987,765

		133,246,588

North Carolina – 0.5%
Fayetteville State University Series 2023 5.00%, 04/01/2032(b)	655	737,196
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2026	6,710	6,848,039

		7,585,235

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c) (d) (e)	425	12,750
7.00%, 12/15/2043(c) (d) (e)	440	13,200

		25,950

	Principal Amount (000)	U.S. $ Value

Ohio – 2.6%
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2036	$5,000	$5,156,395
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2019 5.00%, 02/15/2035	1,425	1,592,980
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2039	1,000	1,004,352
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	3,514,622
City of Cleveland OH Income Tax Revenue Series 2017-B1 5.00%, 10/01/2027	2,500	2,703,412
5.00%, 10/01/2029	3,085	3,366,710
5.00%, 10/01/2030	2,000	2,180,589
Series 2017-B2 5.00%, 10/01/2029	1,485	1,620,604
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,041,797
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037	2,000	2,110,123
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2038	1,250	1,396,922
5.00%, 02/01/2039	3,860	4,281,029
University of Toledo Series 2023-B 4.617% (SOFR + 0.90%), 06/01/2036(a) (e)	10,000	9,720,681

		39,690,216

Oklahoma – 0.3%
Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045	2,500	2,357,088
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	2,000	2,037,479

		4,394,567

	Principal Amount (000)	U.S. $ Value

Oregon – 1.7%
Deschutes County Hospital Facilities Authority (St. Charles Health System Obligated Group) Series 2016-A 4.00%, 01/01/2033	$1,000	$1,010,730
Lane County School District No. 4J Eugene Series 2022 5.00%, 06/15/2024	8,780	8,841,277
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-B 5.00%, 07/01/2046	4,750	5,238,550
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2038	5,000	5,003,480
4.00%, 07/01/2040	3,500	3,497,440
Tri-County Metropolitan Transportation District of Oregon Series 2018-A 5.00%, 10/01/2029	1,910	2,071,854

		25,663,331

Other – 0.2%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(b)	3,685	3,078,500

Pennsylvania – 6.6%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 5.25% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	4,937,912
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2012-A 4.50%, 11/01/2041	1,000	516,633
Series 2020-B 5.00%, 02/01/2040	2,000	1,416,595
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	1,150	1,086,558
5.00%, 07/01/2033	1,150	1,080,270
5.00%, 07/01/2034	1,300	1,212,625
5.00%, 07/01/2035	1,050	974,029
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	925	925,578
City of Philadelphia PA Series 2017 5.00%, 08/01/2028	12,990	13,885,072

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Airport Revenue Series 2021 5.00%, 07/01/2028	$3,035	$3,230,067
City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2032	1,000	1,078,633
5.00%, 10/01/2033	1,135	1,219,708
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AGM Series 2022 4.00%, 07/01/2040	10,000	10,061,912
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2022 3.50%, 03/01/2025	485	474,942
5.00%, 03/01/2033	1,600	1,505,161
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	1,500	1,597,066
Series 2022 4.00%, 05/01/2036	1,100	1,119,146
4.00%, 05/01/2037	1,500	1,525,984
4.00%, 05/01/2038	1,375	1,391,496
4.00%, 05/01/2039	1,500	1,512,453
4.00%, 05/01/2040	2,000	2,011,724
4.00%, 05/01/2041	3,000	3,005,110
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	890	861,732
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,006,287
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 5.25% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	4,936,022
Pennsylvania Turnpike Commission Series 2017 5.00%, 12/01/2028	1,750	1,883,775
5.00%, 12/01/2029	1,255	1,351,583
Series 2017-B 5.00%, 06/01/2034	5,830	6,174,951
5.00%, 06/01/2036	1,750	1,845,259
Series 2021-A 3.00%, 12/01/2042	1,245	1,027,549

	Principal Amount (000)	U.S. $ Value

Series 2021-B 4.00%, 12/01/2039	$2,000	$2,041,533
Series 2022-A 5.00%, 12/01/2036	1,000	1,158,692
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	1,000	1,011,834
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.517% (SOFR + 0.80%), 09/01/2040(a) (b)	10,000	9,701,419
School District of Philadelphia (The) Series 2016-F 5.00%, 09/01/2034	5,000	5,168,344
Series 2023-A 5.25%, 09/01/2039	2,000	2,273,043
5.25%, 09/01/2043	4,000	4,483,168

		100,693,865

Puerto Rico – 0.2%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	127	125,066
4.00%, 07/01/2046	3	2,807
Series 2022-C 0.00%, 11/01/2043	18	9,908
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	830	809,128
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	970	967,011
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	447	440,074

		2,353,994

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (City of Newport RI) Series 2022-C 4.00%, 05/15/2040	3,435	3,537,134

South Carolina – 0.9%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	525	516,140
5.26%, 11/01/2032	100	97,261
5.41%, 11/01/2039	1,315	1,259,770
6.28%, 11/01/2039	100	95,504
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(b)	1,000	659,737

	Principal Amount (000)	U.S. $ Value

South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2034	$1,000	$1,030,127
5.00%, 12/01/2036	1,535	1,574,644
Series 2016-B 5.00%, 12/01/2037	5,040	5,180,750
Series 2016-C 5.00%, 12/01/2035	930	961,845
Series 2021-B 4.00%, 12/01/2039	1,975	1,976,407

		13,352,185

Tennessee – 2.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,410	1,304,041
Series 2016-B Zero Coupon, 12/01/2031(b)	1,000	636,476
City of Pigeon Forge TN Series 2021-B 5.00%, 06/01/2024	4,545	4,573,828
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(b)	1,000	1,010,235
9.25%, 11/01/2042(b)	1,000	1,010,020
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2038	1,300	1,475,889
5.50%, 07/01/2042	1,485	1,650,698
Tennergy Corp./TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	5,000	5,334,863
Tennergy Corp./TN (Morgan Stanley) Series 2021-A 4.00%, 12/01/2051	9,015	9,031,525
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	4,000	4,157,352
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	1,000	823,288
4.25%, 12/01/2024	1,000	967,501

		31,975,716

Texas – 4.3%
Central Texas Regional Mobility Authority Series 2021-B 5.00%, 01/01/2034	1,575	1,757,486
5.00%, 01/01/2035	1,350	1,500,404
5.00%, 01/01/2037	1,675	1,842,209
5.00%, 01/01/2039	1,000	1,088,262

	Principal Amount (000)	U.S. $ Value

City of Houston TX Series 2021-A 5.00%, 03/01/2026	$2,500	$2,609,954
5.00%, 03/01/2027	4,180	4,459,604
City of Houston TX Airport System Revenue Series 2021-A 4.00%, 07/01/2035	1,100	1,117,022
5.00%, 07/01/2032	1,000	1,108,304
5.00%, 07/01/2033	3,000	3,323,346
City of Houston TX Combined Utility System Revenue Series 2014-C 5.00%, 05/15/2024	1,100	1,105,497
Series 2019-B 4.00%, 11/15/2039	1,015	1,028,584
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2038	1,750	1,937,433
5.00%, 02/01/2039	2,000	2,197,915
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2041	905	907,097
Fort Worth Independent School District Series 2021-A 5.00%, 02/15/2026	2,900	3,026,950
5.00%, 02/15/2027	2,350	2,511,245
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 5.40% (MUNIPSA + 0.85%), 07/01/2049(a)	1,000	993,221
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group) Series 2021 4.00%, 10/01/2041	2,000	1,977,238
Hidalgo County Regional Mobility Authority Series 2022-A 4.00%, 12/01/2040	1,000	948,176
4.00%, 12/01/2041	750	704,310
5.00%, 12/01/2033	1,250	1,373,352
Series 2022-B 4.00%, 12/01/2041	1,000	900,371
Lewisville Independent School District Series 2020 5.00%, 08/15/2024	2,295	2,317,459
Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2021 5.00%, 05/15/2029	800	887,636

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(c) (d)	$936	$355,137
7.50%, 11/15/2036(c) (d)	225	185,016
7.50%, 11/15/2037(c) (d)	35	26,888
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	1,370	1,369,420
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2022 4.00%, 01/01/2042	1,825	1,300,259
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2041	1,690	1,430,764
North Texas Tollway Authority (North Texas Tollway System) Series 2021-B 4.00%, 01/01/2032	1,080	1,141,299
Port Authority of Houston of Harris County Texas Series 2021 5.00%, 10/01/2027	1,065	1,149,719
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(b)	240	200,975
Series 2021 2.00%, 01/01/2027(b)	550	501,159
Spring Independent School District Series 2021 5.00%, 08/15/2027	1,430	1,541,110
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018-A 5.00%, 07/01/2030	2,465	2,682,566
5.00%, 07/01/2031	10,940	11,898,658

		65,406,045

Utah – 0.1%
Intermountain Power Agency Series 2023 5.00%, 07/01/2039	2,000	2,272,561

Virginia – 0.6%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,925,812
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	5,000	4,941,820

	Principal Amount (000)	U.S. $ Value

US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	$601	$566,475
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	2,000	2,004,022

		9,438,129

Washington – 5.5%
Energy Northwest (Bonneville Power Administration) Series 2016 5.00%, 07/01/2025	19,925	20,534,793
Series 2021-A 4.00%, 07/01/2042	1,000	1,005,695
Port of Seattle WA Series 2013 5.00%, 07/01/2024	4,820	4,823,187
Series 2018-A 5.00%, 05/01/2029	8,280	8,643,138
5.00%, 05/01/2030	6,200	6,469,979
5.00%, 05/01/2038	1,000	1,030,842
Series 2019 5.00%, 04/01/2033	2,000	2,148,758
5.00%, 04/01/2034	1,000	1,073,044
Series 2021 4.00%, 08/01/2041	13,380	13,137,877
Series 2022 5.00%, 08/01/2024	2,000	2,013,187
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	5,000	4,952,992
State of Washington Series 2015-R 5.00%, 07/01/2026	13,325	13,573,698
University of Washington Series 2022-B 2.787%, 07/01/2033	2,500	2,177,396
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(b)	2,125	1,759,585

		83,344,171

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(b)	1,185	965,274
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	2,540	2,389,826
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(b)	2,500	2,532,420

		5,887,520

	Principal Amount (000)	U.S. $ Value

Wisconsin – 1.5%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(b)	$1,000	$746,350
State of Wisconsin Series 2021-2 5.00%, 05/01/2026	5,850	6,147,272
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	2,000	2,076,090
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(b)	280	244,122
Series 2022-A 3.875%, 12/01/2039(b)	1,285	1,112,187
Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) Series 2021 5.00%, 07/01/2035	300	317,240
5.00%, 07/01/2036	350	366,694
5.00%, 07/01/2038	375	386,250
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)	5,000	4,511,021
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(b)	3,100	3,166,480
Wisconsin Public Finance Authority (National Senior Communities, Inc. Obligated Group) Series 2022 4.00%, 01/01/2042	1,375	1,268,818
Wisconsin Public Finance Authority (Pre-refunded - US Treasuries) Series 2022 4.00%, 04/01/2032 (Pre-refunded/ETM)(b)	15	15,803
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 4.00%, 06/01/2035	1,220	1,223,213

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021-B 2.25%, 06/01/2027(b)	$1,000	$942,329

		22,523,869

Total Municipal Obligations (cost $1,474,790,797)		1,433,285,960

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
Agency CMBS – 0.6%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	4,852	4,779,314
Series 2021-2, Class X 0.82%, 03/25/2035(i)	2,429	120,034
Series 2021-3, Class A 3.25%, 08/20/2036	1,933	1,792,751
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML12, Class AUS 2.34%, 07/25/2041	2,448	1,936,709
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(i)	1,166	67,141
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(i)	2,059	147,144
Series 2021-ML10, Class ACA 2.046%, 06/25/2038	969	749,261

		9,592,354

Non-Agency Fixed Rate CMBS – 1.2%
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	958	902,230
City of Fort Wayne IN 10.75%, 12/01/2029(c) (d)	87	9
National Finance Authority Series 2022-2, Class X 0.697%, 10/01/2036(i)	4,922	240,645
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	1,462	1,431,531
Series 2022-1, Class A 4.375%, 09/20/2036	9,799	9,721,508
Series 2022-1, Class X 0.35%, 09/20/2036(i)	8,339	187,748
Series 2022-2, Class A 4.00%, 10/20/2036	4,916	4,721,893
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	961	904,524
Series 2021-1, Class X 0.726%, 12/20/2035(i)	962	44,017

	Principal Amount (000)	U.S. $ Value

Series 2023-1, Class X 1.492%, 04/20/2037(i)	$2,996	$332,938

		18,487,043

Total Commercial Mortgage-Backed Securities (cost $30,189,742)		28,079,397

CORPORATES - INVESTMENT GRADE – 0.9%
Industrial – 0.9%
Capital Goods – 0.2%
Caterpillar Financial Services Corp. 5.624% (SOFR + 0.27%), 09/13/2024(a)	2,500	2,500,050

Consumer Non-Cyclical – 0.7%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	1,000	920,130
1.777%, 11/15/2030	1,000	824,530
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	1,790	1,274,945
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,300	1,568,393
Sutter Health Series 20A 3.161%, 08/15/2040	1,000	786,670
UPMC Series D-1 3.60%, 04/03/2025	5,600	5,477,136

		10,851,804

Total Corporates - Investment Grade (cost $15,322,359)		13,351,854

ASSET-BACKED SECURITIES – 0.4%
Other ABS - Fixed Rate – 0.4%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031	2,110	2,085,899
HTA HRRB Custodial Trust Series 2022 5.25%, 07/01/2036	19	19,328
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	900	903,496
5.25%, 07/01/2041	649	633,675
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031	2,770	2,788,299
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2025(c) (d) (j) (k) (l)	931	0

Total Asset-Backed Securities (cost $7,421,647)		6,430,697

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Basic – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 04/30/2024(e) (j) (k)	$65	$48,750

Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	1,933	1,539,557
DISH DBS Corp. 5.25%, 12/01/2026(b)	959	756,210
5.75%, 12/01/2028(b)	996	670,876

		2,966,643

Energy – 0.0%
Red River Biorefinery LLC Series 2024 15.00%, 04/30/2024(b) (j) (k)	30	22,500

Total Corporates - Non-Investment Grade (cost $3,982,380)		3,037,893

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.359% (SOFR + 3.01%), 07/25/2024(a)	33	32,765
Series 2015-C02, Class 1M2 9.459% (SOFR + 4.11%), 05/25/2025(a)	42	43,154

Total Collateralized Mortgage Obligations (cost $74,260)		75,919

	Shares

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(m) (n) (o) (cost $13,352,990)	13,352,990	13,352,990

Total Investments – 98.1% (cost $1,545,134,175)(p)		1,497,614,710
Other assets less liabilities – 1.9%		28,357,097

Net Assets – 100.0%		$1,525,971,807

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	(5.00)%	Quarterly	3.61%	USD	10,098	$(619,602)	$(90,546)	$(529,056)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	40,000	04/15/2025	4.690%	CPI#	Maturity	$(38,254)	$—	$(38,254)
USD	48,000	01/15/2026	3.508%	CPI#	Maturity	1,941,732	—	1,941,732
USD	30,000	08/06/2026	2.689%	CPI#	Maturity	1,839,983	—	1,839,983
USD	25,000	10/04/2026	2.725%	CPI#	Maturity	1,209,660	—	1,209,660
USD	74,000	01/15/2028	3.232%	CPI#	Maturity	2,661,820	—	2,661,820
USD	19,310	01/15/2028	1.230%	CPI#	Maturity	3,399,143	—	3,399,143
USD	14,770	01/15/2028	0.735%	CPI#	Maturity	3,141,918	—	3,141,918
USD	25,000	10/04/2028	2.661%	CPI#	Maturity	1,175,646	—	1,175,646
USD	12,000	08/29/2029	1.748%	CPI#	Maturity	1,804,574	—	1,804,574
USD	4,825	01/15/2030	1.572%	CPI#	Maturity	801,603	—	801,603
USD	4,825	01/15/2030	1.587%	CPI#	Maturity	794,866	—	794,866
USD	1,670	01/15/2030	1.714%	CPI#	Maturity	255,250	—	255,250
USD	1,670	01/15/2030	1.731%	CPI#	Maturity	252,574	—	252,574
USD	7,850	01/15/2031	2.782%	CPI#	Maturity	474,300	—	474,300
USD	6,150	01/15/2031	2.680%	CPI#	Maturity	433,993	—	433,993
USD	15,000	12/02/2035	2.074%	CPI#	Maturity	2,158,006	—	2,158,006
USD	25,000	04/01/2036	2.438%	CPI#	Maturity	2,286,735	—	2,286,735
USD	32,000	04/29/2036	2.503%	CPI#	Maturity	2,589,259	—	2,589,259
USD	10,000	05/01/2036	2.510%	CPI#	Maturity	797,713	—	797,713
USD	10,000	08/03/2036	2.488%	CPI#	Maturity	696,877	—	696,877
USD	20,000	08/06/2036	2.440%	CPI#	Maturity	1,505,751	—	1,505,751
USD	40,000	10/04/2036	2.510%	CPI#	Maturity	2,241,156	—	2,241,156

						$32,424,305	$—	$32,424,305

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	14,000	07/31/2030	1 Day SOFR	4.016%	Annual	$249,917	$—	$249,917
USD	8,600	07/31/2030	1 Day SOFR	4.504%	Annual	424,796	—	424,796
USD	50,800	03/31/2033	3.553%	1 Day SOFR	Annual	673,448	—	673,448

						$1,348,161	$—	$1,348,161

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	32	$(4,015)	$(2,878)	$(1,137)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	276	(34,803)	(32,181)	(2,622)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	18	(2,328)	(2,088)	(240)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	18	(2,212)	(1,600)	(612)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	100	(12,571)	(11,169)	(1,402)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	179	(22,581)	(15,926)	(6,655)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	218	(27,412)	(19,852)	(7,560)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	107	(13,444)	(12,379)	(1,065)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	284	(35,734)	(24,474)	(11,260)

						$(155,100)	$(122,547)	$(32,553)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	145,000	07/15/2030	2.730%	CPI#	Maturity	$(392,646)	$—	$(392,646)
Bank of America, NA	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	2,112,824	—	2,112,824
Bank of America, NA	USD	50,000	02/15/2041	2.403%	CPI#	Maturity	718,083	—	718,083
Bank of America, NA	USD	30,000	02/15/2041	2.463%	CPI#	Maturity	166,854	—	166,854
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	2,498,591	—	2,498,591
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	1,830,031	—	1,830,031
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	1,945,356	—	1,945,356

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	25,000	07/03/2025	2.351%	CPI#	Maturity	$2,173,449	$—	$2,173,449
Citibank, NA	USD	370,000	07/15/2025	3.130%	CPI#	Maturity	(422,592)	—	(422,592)
Citibank, NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	1,254,031	—	1,254,031
Citibank, NA	USD	13,000	02/15/2041	2.744%	CPI#	Maturity	(47,628)	—	(47,628)
Deutsche Bank AG	USD	25,000	09/02/2025	1.880%	CPI#	Maturity	3,120,890	—	3,120,890
Goldman Sachs International	USD	55,000	04/15/2025	4.759%	CPI#	Maturity	(218,970)	—	(218,970)
Goldman Sachs International	USD	30,000	04/15/2025	4.740%	CPI#	Maturity	(94,612)	—	(94,612)
Goldman Sachs International	USD	39,000	01/15/2027	3.534%	CPI#	Maturity	994,756	—	994,756
Goldman Sachs International	USD	18,000	04/15/2032	2.994%	CPI#	Maturity	549,252	—	549,252
Goldman Sachs International	USD	14,000	02/15/2041	2.380%	CPI#	Maturity	768,672	—	768,672
Goldman Sachs International	USD	7,000	02/15/2041	2.413%	CPI#	Maturity	348,786	—	348,786
JPMorgan Chase Bank, NA	USD	13,000	03/01/2027	2.279%	CPI#	Maturity	1,201,789	—	1,201,789
JPMorgan Chase Bank, NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	849,004	—	849,004
JPMorgan Chase Bank, NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	2,460,736	—	2,460,736
JPMorgan Chase Bank, NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	1,494,982	—	1,494,982
JPMorgan Chase Bank, NA	USD	29,000	04/15/2032	2.944%	CPI#	Maturity	1,044,359	—	1,044,359
JPMorgan Chase Bank, NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	2,892,159	—	2,892,159
JPMorgan Chase Bank, NA	USD	15,000	02/15/2041	2.605%	CPI#	Maturity	(231,639)	—	(231,639)

							$27,016,517	$—	$27,016,517

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	11,075	10/09/2029	1.125%	SIFMA*	Quarterly	$937,623	$—	$937,623

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2024.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $106,532,924 or 7.0% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.47% of net assets as of January 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$4,935,957	$4,989,978	0.33%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	1,038,658	60,000	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	07/21/2022	1,036,663	60,000	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	425,000	12,750	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	440,000	13,200	0.00%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/28/2019	2,278,424	1,732,885	0.11%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,370,000	1,369,420	0.09%
Red River Biorefinery LLC Series 23A 15.00%, 04/30/2024	05/31/2023	65,000	48,750	0.00%
University of Toledo Series 2023-B 4.617%, 06/01/2036	06/30/2023	$10,000,000	$9,720,681	0.64%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	5,000,000	4,511,021	0.30%

(f)	Inverse floater security.
(g)	When-Issued or delayed delivery security.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2024.
(i)	IO - Interest Only.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fair valued by the Adviser.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2025	01/30/2020	$980,595	$0	0.00%

(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $80,760,872 and gross unrealized depreciation of investments was $(67,115,340), resulting in net unrealized appreciation of $13,645,532.

As of January 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

FHLMC – Federal Home Loan Mortgage Corporation

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Bond Inflation Strategy

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,433,285,960	$—		$1,433,285,960
Commercial Mortgage-Backed Securities	—	28,079,397	—		28,079,397
Corporates - Investment Grade	—	13,351,854	—		13,351,854
Asset-Backed Securities	—	6,430,697	0	(a)	6,430,697
Corporates - Non-Investment Grade	—	2,966,643	71,250		3,037,893
Collateralized Mortgage Obligations	—	75,919	—		75,919
Short-Term Investments	13,352,990	—	—		13,352,990

Total Investments in Securities	13,352,990	1,484,190,470	71,250	(a)	1,497,614,710
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	32,462,559	—		32,462,559
Centrally Cleared Interest Rate Swaps	—	1,348,161	—		1,348,161
Inflation (CPI) Swaps	—	28,424,604	—		28,424,604
Interest Rate Swaps	—	937,623	—		937,623
Liabilities:
Centrally Cleared Credit Default Swaps	—	(619,602)	—		(619,602)
Centrally Cleared Inflation (CPI) Swaps	—	(38,254)	—		(38,254)
Credit Default Swaps	—	(155,100)	—		(155,100)
Inflation (CPI) Swaps	—	(1,408,087)	—		(1,408,087)

Total	$13,352,990	$1,545,142,374	$71,250	(a)	$1,558,566,614

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,662	$91,554	$84,863	$13,353	$91